Note 18 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward Freight Agreements - liability position	$(316)	$-	$(316)	$-
EUA futures - asset position	291	-	291	-
Foreign currency options - asset position	268	-	268	-
Bunker swap agreements - liability position	(800)	-	(800)	-
Total	$(557)	$-	$(557)	$-
	June 30, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward Freight Agreements – asset position	$228	$-	$228	$-
FFAs put options - asset position	15	-	15	-
EUA futures –asset position	218	-	218	-
Foreign currency options - asset position	22	-	22	-
Bunker swap agreements – liability position	(1,520)	-	(1,520)	-
Total	$(1,037)	$-	$(1,037)	$-